GPS FUNDS I
GPS FUNDS II

GuideMark® Large Cap Core Fund (Ticker: GMLGX)
GuideMark® Emerging Markets Fund (Ticker: GMLVX)
GuideMark® Small/Mid Cap Core Fund (Ticker: GMSMX)
GuideMark® World ex-US Fund (Ticker: GMWEX)
GuideMark® Core Fixed Income Fund (Ticker: GMCOX)
GuideMark® Tax-Exempt Fixed Income Fund (Ticker: GMTEX)
GuideMark® Opportunistic Fixed Income Fund (Ticker: GMIFX)
GuidePath® Growth Allocation Fund (Ticker: GPSTX)
GuidePath® Conservative Allocation Fund (Ticker: GPTCX)
GuidePath® Tactical Allocation Fund (Ticker: GPTUX)
GuidePath® Absolute Return Allocation Fund (Ticker: GPARX)
GuidePath® Multi-Asset Income Allocation Fund (Ticker: GPMIX)
GuidePath® Flexible Income Allocation Fund (Ticker: GPIFX)
GuidePath® Managed Futures Strategy Fund (Ticker: GPMFX)
(collectively, the “Funds”)

Supplement to the Prospectus and Statement of Additional Information
dated July 31, 2020

The date of this supplement is December 4, 2020

The Boards of Trustees of GPS Funds I and GPS Funds II, based upon the recommendation of AssetMark, Inc., the investment adviser to the Funds, have determined to terminate the Funds’ Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, effective as of April 1, 2021.

Accordingly, Service Shares of the Funds will no longer pay Rule 12b-1 fees as of April 1, 2021.

Shareholders should retain this Supplement for future reference.